Material Cybersecurity Incident Disclosure	12 Months Ended
Sep. 30, 2024
Material Cybersecurity Incident [Line Items]
Material Cybersecurity Incident Information Not Available or Undetermined [Text Block]

Since the start of its latest completed fiscal year and up to the date of this Annual Report, the Company is not aware of any risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, have materially affected or are reasonably likely to materially affect the registrant, including its business strategy, results of operations, or financial condition.